Schedule of investment in an equity security (Details) (Parenthetical) - K Hub [Member]	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity method investment, ownership percentage	0.54%
Seamless Group Inc [Member]
Equity method investment, ownership percentage		0.54%	0.54%